Related Parties Balances and Transactions	6 Months Ended
Mar. 31, 2025
Related Parties Balances and Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

Note 11 — RELATED PARTIES BALANCES AND TRANSACTIONS

Due to a related party

Due to a related party amounted to $1,163,357 and $362,550 as of March 31, 2025 and September 30, 2024, respectively, representing the funds advanced to the Company by the CEO for working capital purpose.

Revenue earned from related parties

For the six months ended March 31, 2025 and 2024, the Company earned revenue from related parties of nil and $57,705, respectively, which was generated from the Company’s providing educational management consulting service to certain kindergartens owned by the Company’s CEO and his wife.

Guarantee provided by related parties

Several related parties guaranteed the repayment of the Company’s short-term and long-term loans. (See Note 9)

Guarantee provided to related parties

Prior to the disposition of Xianjin Technology and Qinshang Education on July 21, 2025, Xianjin Technology and Qinshang Education provided guarantee for personal bank borrowings in aggregated of $ 1,860,350 (RMB13,500,000 million) made by Mr. Liming Xu, a director of the Company, and by Mr. Zhou Shen, a Head of Qinshang Education and Zhouzhi Culture for the periods ranging from June 21, 2023 to May 10, 2033. As of March 31, 2025, we have not recorded any guarantee liabilities related to these agreements, as there are no indications of default by the related parties. However, these commitments represent potential obligations that could result in liabilities if the related parties fail to meet their payment obligations.